CONTRACT ASSETS/CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2025
Contract Assetscontract Liabilities
CONTRACT ASSETS/CONTRACT LIABILITIES

NOTE－5 CONTRACT ASSETS/CONTRACT LIABILITIES

The following table reflects the movements of the net balance of contract assets and contract liabilities.

Movement in contract assets, consists of the following:

	As of December 31,
	2025	2024
	$’000	$’000

Beginning of the financial year	4,974	4,053
Increase resulting from satisfaction of performance obligation	12,231	10,161
Increase resulting from advances from customers	5,192	9,102
Estimated contract earnings to date	22,397	23,316
Less: Progress billings to date	(16,015)	(18,203)
Exchange realignment	315	(139)

End of the financial year	6,697	4,974

Contract liabilities primarily relate to the advance consideration received from customers.

Movement in contract liabilities, consists of the following:

	As of December 31,
	2025	2024
	$’000	$’000

Beginning of the financial year	303	-
Receipt from customers	560	877
Revenue recognised during the year	(441)	(569)
Exchange realignment	20	(5)

End of the financial year	442	303

Increase or decrease in contract assets and contract liabilities mainly due to changes in measurement of contracts’ progress.